INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of statutory rates is as follows at December 31:

	2011	2010
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in temporary differences	-39.0%	-39.0%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$10,447,000	9,154,000
Accumulated depreciation	(13,000)	(13,000)
Less valuation allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$-	-